FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2014
FAIR VALUE MEASUREMENTS [Abstract]
Summary of the Company's financial assets and liabilities measured and recorded at fair value on recurring basis
	As of December 31, 2013				As of December 31, 2014
	Fair Value Measurement at the Reporting Date using				Fair Value Measurement at the Reporting Date using
	Quoted price in	Significant			Quoted price in	Significant
	active markets	other	Significant		active markets	other	Significant
	for identical	observable	unobservable		for identical	observable	unobservable
	assets	inputs	in puts		assets	inputs	in puts
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Available-for-sale investments:
Equity securities	$237,794	$-	$-	$237,794	$27,810	$-	$-	$27,810
Corporate bonds	62,907	-	-	62,907	-	-	-	-
Derivative financial instruments:
Interest rate swaptions	-	1,294	-	1,294	-	1,937	-	1,937
Interest rate swap	-	-	-	-	-	(363)	-	(363)
Written put option	-	-	-	-	-	-	(730)	(730)
Total	$300,701	$1,294	$-	$301,995	$27,810	$1,574	$(730)	$28,654

Summary of additional information about the reconciliation of the fair value measurements using significant unobservable inputs level 3
Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
Balance at December 31, 2013	$-
Initial recognition	(730)
Change in fair value	-
Balance at December 31, 2014	$(730)

Summary of fair value of financial assets measured at nonrecurring basis
		Fair value measurements at reporting date using					Fair value measurements at reporting date using
		As of December 31, 2013	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Losses	As of December 31, 2014	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Losses

Intangible assets-game licenses and domain name	(i)	$-	$-	$-	$-	$208	$-	$-	$-	$-	$1,925
Equity method investment- Mapbar	(ii)	2,414	-	-	2,414	19,012	-	-	-	-	-
Equity method investment- Gaoxue	(iii)	1,754	-	-	1,754	4,013	-	-	-	-	-

(i)
As of December 31, 2013 and 2014, the Company used income approach to measure the fair value of domain name in game sector and certain online game's licenses that were terminated due to an internal restructuring. Since such items no longer provided positive cash flows, they were fully impaired in the amount of $208 and $1,925 for the years ended December 31, 2014.

(ii)
As of December 31, 2013, the Company valuated the fair value of the investment in Mapbar using the cost approach. The significant unobservable inputs that were used in the valuation included the estimated recovery rate for the investee's assets. The range of estimated recovery rate was from 36% to 100%. As of December 31, 2014, the carrying amount of the investment in Mapbar was reduced to zero because of share of loss.

(iii)	As of December 31, 2013, the Company valuated the fair value of the investment in Gaoxue using the income approach. The significant unobservable inputs that were used in the valuation included:

Schedule of significant unobservable inputs used in valuation
Range
Estimated net revenues	13,022~52,944
Estimated terminal growth rate	3%
Discount rate	25%
Timing of cash flows	7 years